Regulatory Capital Requirements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Regulatory Capital Requirements
Schedule of regulatory capital ratios

	First Hawaiian,		First Hawaiian		Minimum	Well-
	Inc.		Bank		Capital	Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio(1)	Ratio(1)
September 30, 2016:
Common equity tier 1 capital to risk-weighted assets	$1,538,786	12.48%	$1,513,858	12.33%	5.125%	6.50%
Tier 1 capital to risk-weighted assets	1,538,786	12.48%	1,513,865	12.33%	6.625%	8.00%
Total capital to risk-weighted assets	1,674,411	13.59%	1,649,490	13.44%	8.625%	10.00%
Tier 1 capital to average assets (leverage ratio)	1,538,786	8.41%	1,513,865	8.29%	4.000%	5.00%

December 31, 2015:
Common equity tier 1 capital to risk-weighted assets	$1,792,701	15.31%	$1,782,961	15.24%	4.500%	6.50%
Tier 1 capital to risk-weighted assets	1,792,708	15.31%	1,782,968	15.24%	6.000%	8.00%
Total capital to risk-weighted assets	1,928,792	16.48%	1,919,052	16.40%	8.000%	10.00%
Tier 1 capital to average assets (leverage ratio)	1,792,708	9.84%	1,782,968	9.80%	4.000%	5.00%

(1)   As defined by the regulations issued by the Board of Governors of the Federal Reserve System, Office of the Comptroller of the Currency, and Federal Deposit Insurance Corporation (“FDIC”).

	First Hawaiian Combined		First Hawaiian Bank		Minimum	Well‑
	Actual		Actual		Capital	Capitalized
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio(2)	Ratio(2)
December 31, 2015:
Common equity tier 1 capital to risk‑weighted assets	$1,792,701	15.31%	$1,782,961	15.24%	4.50%	6.50%
Tier 1 capital to risk‑weighted assets	1,792,708	15.31	1,782,968	15.24	6.00	8.00
Total capital to risk‑weighted assets	1,928,792	16.48	1,919,052	16.40	8.00	10.00
Tier 1 capital to average assets (leverage ratio)	1,792,708	9.84	1,782,968	9.80	4.00	5.00
December 31, 2014:
Common equity tier 1 capital to risk‑weighted assets	(1)	(1)	(1)	(1)	(1)	(1)
Tier 1 capital to risk‑weighted assets	$1,726,443	16.14%	$1,718,251	16.07%	4.00%	6.00%
Total capital to risk‑weighted assets	1,862,044	17.41	1,853,784	17.34	8.00	10.00
Tier 1 capital to average assets (leverage ratio)	1,726,443	10.16	1,718,251	10.12	4.00	5.00
(1)	Beginning in 2015, capital ratios are reported using Basel III capital definitions, inclusive of transition provisions and Basel III risk‑weighted assets.
(2)	As defined by the regulations issued by the FRB, Office of the Comptroller of the Currency, and FDIC.